GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Schedule of Changes in Goodwill
$

Balance as of January 1, 2014	27,520

Acquisition of Perion	118,880
Acquisition of Grow Mobile	17,692

Balance as of December 31, 2014	164,092

Schedule of Other Intangible Assets
		December 31, 2014
	Estimated Useful Life	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount

Cost:
Acquired technology	3 – 5 years	$38,515	$(15,698)	$(14,347)	$8,470
In-process R&D		2,000	-	(2,000)	-
Tradename and other	4 – 11 years	15,055	(3,041)	(3,594)	8,420

		$55,570	$(18,739)	$(19,941)	$16,890

Schedule of Estimated Future Amortization Expense
$

2015	5,983
2016	3,877
2017	2,496
2018	1,421
2019	701
Thereafter	2,412

16,890